Lease agreements - Lease liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease liabilities - in the opening balance	€ 6,932	€ 6,531
Increase with counterpart in right of use	1,582	1,580
Impact of changes in the scope of consolidation	1	18
Decrease in lease liabilites following rental payments	(1,400)	(1,429)
Impact of changes in the assessments	326	187
Translation adjustment	(96)	24
Reclassifications and other items	26	21
Lease liabilities - in the closing balance	€ 7,371	€ 6,932